Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Summary of detailed information about other financial liabilities

	As at March 31,
	2021		2022
Non-current
Contingent consideration (Refer to Note 19)		2,158		2,423
Advance from customers		123		—
Cash Settled ADS RSUs	₹	7	₹	2
Deposits and others		3		536

	₹	2,291	₹	2,961
Current
Contingent consideration (Refer to Note 19)		135		1,906
Advance from customers		496		1,582
Cash Settled ADS RSUs	₹	24	₹	18
Interim dividend payable		—		27,337
Deposits and others		815		2,267

	₹	1,470	₹	33,110

	₹	3,761	₹	36,071